Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 308	€ 308
Commercial mortgage-backed securities	[1]	12	17
Mortgage and other asset-backed securities	[1]	12	11
Corporate, sovereign and other debt securities	[1]	285	280
Equity securities	[1]	104	78
Derivatives [Abstract]
Credit	[1]	236	207
Equity	[1]	66	36
Interest related	[1]	781	798
Foreign exchange	[1]	49	56
Other	[1]	128	110
Loans [Abstract]
Loans	[1]	415	458
Other	[1]	0	0
Total	[1]	2,089	2,052
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	249	276
Commercial mortgage-backed securities	[1]	12	17
Mortgage and other asset-backed securities	[1]	11	11
Corporate, sovereign and other debt securities	[1]	226	248
Equity securities	[1]	99	77
Derivatives [Abstract]
Credit	[1]	111	105
Equity	[1]	35	33
Interest related	[1]	364	337
Foreign exchange	[1]	35	24
Other	[1]	63	105
Loans [Abstract]
Loans	[1]	360	387
Other	[1]	0	0
Total	[1]	€ 1,316	€ 1,343

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table